Execution Version

Kayne Anderson NextGen Energy & Infrastructure, Inc.

Amendment No. 1 to Note Purchase Agreement

As of November 5, 2020

To the Noteholders (as defined below):

Ladies and Gentlemen:

Kayne Anderson NextGen Energy & Infrastructure, Inc. (hereinafter, together with its successors and assigns, the “Company”) agrees with you as follows:

1.	PRELIMINARY STATEMENTS.

1.1.	Note Issuances, etc.

Pursuant to that certain Note Purchase Agreement dated March 22, 2012 (as in effect immediately prior to giving effect to the Amendment (as defined below) provided for hereby, the “Existing Note Purchase Agreement”, and as amended by this Amendment Agreement (as defined below) and as may be further amended, restated or otherwise modified from time to time, the “Note Purchase Agreement”) the Company issued and sold Fifty Million ($50,000,000) in aggregate principal amount of its Series C Senior Unsecured Notes due March 22, 2022 (as may be amended, restated, modified or replaced from time to time, together with any such notes issued in substitution therefor pursuant to Section 13 of the Note Purchase Agreement, the “Notes”). The register for the registration and transfer of the Notes indicates that the parties named in Annex 1 (the “Noteholders”) to this Amendment No. 1 to Note Purchase Agreement (the “Amendment Agreement”) are currently the holders of the entire outstanding principal amount of the Notes.

2.	DEFINED TERMS.

Capitalized terms used herein and not otherwise defined herein have the meanings ascribed to them in the Existing Note Purchase Agreement.

3.	AMENDMENT.

The Company agrees and, subject to the satisfaction of the conditions set forth in Section 6 of this Amendment Agreement, the Noteholders agree to the amendment of the Existing Note Purchase Agreement as provided for by Section 4 of this Amendment Agreement (collectively, the “Amendment”).

4.	AMENDMENT TO THE EXISTING NOTE PURCHASE AGREEMENT.

The Existing Note Purchase Agreement is hereby and shall be amended in the manner specified in Exhibit A to this Amendment Agreement.

5.	REPRESENTATIONS AND WARRANTIES OF THE COMPANY.

To induce you to enter into this Amendment Agreement and to consent to the Amendment, the Company represents and warrants as follows:

5.1.	Reaffirmation of Representations and Warranties.

All of the representations and warranties contained in Section 5 of the Existing Note Purchase Agreement are correct with the same force and effect as if made by the Company on the date hereof except to the extent (a) that any of such representations and warranties relate by their terms to a prior date or (b) otherwise disclosed in the periodic and current reports filed by the Company with the SEC since the Closing.

5.2.	Organization, Power and Authority, etc.

The Company has all requisite corporate power and authority to enter into and perform its obligations under this Amendment Agreement.

5.3.	Legal Validity.

The execution and delivery of this Amendment Agreement by the Company and compliance by the Company with its obligations hereunder and under the Note Purchase Agreement and the Notes: (a) are within the corporate powers of the Company; and (b) do not violate or result in any breach of, constitute a default under, or result in the creation of any Lien upon any property of the Company under the provisions of: (i) its charter documents; (ii) any order, judgment, decree or ruling of any court, arbitrator or Governmental Authority applicable to either the Company or its property; or (iii) any agreement or instrument to which the Company is a party or by which the Company or any of its property may be bound or any statute or other rule or regulation of any Governmental Authority applicable to the Company or its property.

This Amendment Agreement has been duly authorized by all necessary action on the part of the Company, has been executed and delivered by a duly authorized officer of the Company, and constitutes a legal, valid and binding obligation of the Company, enforceable against the Company in accordance with its terms, except as such enforceability may be limited by applicable bankruptcy, reorganization, arrangement, insolvency, moratorium, or other similar laws affecting the enforceability of creditors’ rights generally and subject to general principles of equity (regardless of whether such enforceability is considered in a proceeding in equity or at law).

5.4.	No Defaults.

No event has occurred and no condition exists that: (a) would constitute a Default or an Event of Default or (b) could reasonably be expected to have a Material Adverse Effect since November 30, 2019.

5.5.	Disclosure.

This Amendment Agreement and the documents, certificates or other writings delivered to the Noteholders by or on behalf of the Company in connection therewith (including all periodic and current reports filed by the Company with the SEC since the Closing), taken as a whole, do not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein not misleading in light of the circumstances under which they were made. There is no fact known to the Company that could reasonably be expected to have a Material Adverse Effect that has not been set forth herein or in the other documents, certificates and other writings delivered to the Noteholders by or on behalf of the Company specifically for use in connection with the transactions contemplated by this Amendment Agreement (including all periodic and current reports filed by the Company with the SEC since the Closing).

6.	EFFECTIVENESS OF AMENDMENT.

The Amendment shall become effective only upon the date of the satisfaction in full of the following conditions precedent:

6.1.	Execution and Delivery of this Amendment Agreement.

The Company and the Noteholders shall have executed and delivered this Amendment Agreement.

6.2.	Representations and Warranties True.

The representations and warranties set forth in Section 5 shall be true and correct on such date in all respects.

6.3.	Authorization.

The Company shall have authorized, by all necessary action, the execution, delivery and performance of all documents, agreements and certificates in connection with this Amendment Agreement.

6.4.	Special Counsel Fees.

The Company shall have paid the reasonable fees and disbursements of Noteholders’ special counsel in accordance with Section 7 below evidenced by any statement or invoice received by the Company from such special counsel at least two Business Days prior to the date hereof.

6.5.	Fees.

The Company shall have paid to each of the Noteholders party hereto a fee in an amount equal to 0.075% of the outstanding principal amount of the Notes held by such Noteholder as of the date hereof.

6.6.	Proceedings Satisfactory.

All proceedings taken in connection with this Amendment Agreement and all documents and papers relating thereto shall be satisfactory to the Noteholders signatory hereto and their special counsel, and such Noteholders and their special counsel shall have received copies of such documents and papers as they or their special counsel may reasonably request in connection herewith.

7.	EXPENSES.

Whether or not the Amendment becomes effective, the Company will promptly (and in any event within thirty (30) days of receiving any statement or invoice therefor) pay all reasonable fees, expenses and costs of your special counsel, Chapman and Cutler LLP, incurred in connection with the preparation, negotiation and delivery of this Amendment Agreement and any other documents related thereto. Nothing in this Section shall limit the Company’s obligations pursuant to Section 15.1 of the Existing Note Purchase Agreement.

8.	MISCELLANEOUS.

8.1.	Part of Existing Note Purchase Agreement; Future References, etc.

This Amendment Agreement shall be construed in connection with and as a part of the Note Purchase Agreement and, except as expressly amended by this Amendment Agreement, all terms, conditions and covenants contained in the Existing Note Purchase Agreement and the Notes are hereby ratified and shall be and remain in full force and effect. Any and all notices, requests, certificates and other instruments executed and delivered after the execution and delivery of this Amendment Agreement may refer to the Note Purchase Agreement without making specific reference to this Amendment Agreement, but nevertheless all such references shall include this Amendment Agreement unless the context otherwise requires.

8.2.	Counterparts, Facsimiles.

This Amendment Agreement may be executed in any number of counterparts, each of which shall be an original but all of which together shall constitute one instrument. Each counterpart may consist of a number of copies hereof, each signed by less than all, but together signed by all, of the parties hereto. Delivery of an executed signature page by facsimile or email (signed .pdf) transmission shall be effective as delivery of a manually signed counterpart of this Amendment Agreement.

8.3.	Governing Law.

This Amendment Agreement shall be construed and enforced in accordance with, and the rights of the parties shall be governed by, the law of the State of New York excluding choice of law principles of the law of such State that would permit the application of the laws of a jurisdiction other than such State.

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If you are in agreement with the foregoing, please so indicate by signing the acceptance below on the accompanying counterpart of this Amendment Agreement and returning it to the Company, whereupon it will become a binding agreement among you and the Company.

Kayne Anderson NextGen Energy & Infrastructure, Inc.

By:
Name:	Terry A. Hart
Title:	Chief Financial Officer

Signature Page to Amendment No. 1 to Series C Note Purchase Agreement

The foregoing Amendment Agreement is hereby accepted as of the date first above written. By its execution below, each of the undersigned represents that it is the owner of one or more of the Notes and is authorized to enter into this Amendment Agreement in respect thereof.

[Noteholders]

By:
Name:
Title:

.

Signature Page to Amendment No. 1 to Series C Note Purchase Agreement

EXHIBIT A

AMENDMENT TO EXISTING NOTE PURCHASE AGREEMENT

1.1  Schedule B – Defined Terms of the Note Purchase Agreement is hereby amended by deleting the following terms defined therein: “Fitch Discount Factor”, “Fitch Eligible Assets” and “Fitch Guidelines”, “Energy Assets”, “Energy Companies”, “Energy Sector”, “General Partner MLPs”, “Marine Transportation Companies”, “Master Limited Partnerships”, “Midstream Assets”, “Midstream Companies”, “Midstream/Energy Sector”, “Midstream MLPs”, “Military Sector”, “MLPs”, “MLP Affiliates”, “Other Energy Companies”, “Other MLPs”, “Other Rating Agency”, “Other Rating Agency Discount Factor”, “Other Rating Agency Eligible Assets” and “Other Rating Agency Guidelines”.

1.2  Schedule B – Defined Terms of the Note Purchase Agreement is hereby further amended by amending and restating the following defined terms in their entirety:

“1940 Act Asset Coverage” means asset coverage required by the 1940 Act Senior Notes Asset Coverage and by the 1940 Act Total Leverage Asset Coverage; provided, that for purposes of calculating total assets as used in such asset coverage test, the Company shall exclude the value of Level 3 Assets in excess of 20% of total assets.

“Basic Maintenance Test” means the requirement to maintain Eligible Assets with an aggregate Agency Discounted Value equal to at least the basic maintenance amount required by each Rating Agency under its respective Rating Agency Guidelines, as separately determined; provided, however, if the Rating Agency does not have a basic maintenance amount requirement, the Company shall be deemed to have Eligible Assets with an aggregate Agency Discounted Value in excess of the basic maintenance amount for purposes of this definition.

“Eligible Assets” means assets of the Company set forth in the Rating Agency Guidelines of each Rating Agency as eligible for inclusion in calculating the Agency Discounted Value of the Company’s assets in connection with the Rating Agency’s rating of Senior Securities.

“Investment” means any advance, loan, extension of credit or capital contribution to, or purchase any stock, bonds, notes, debentures or other securities of or any assets constituting a business unit of or any other investment in any Person.

“Level 3 Asset” means, at any time, any Investment of the Company (a) for which there are no Level 1 Inputs or Level 2 Inputs (in each case within the meaning of Topic ASC 820, Fair Value Measurements and Disclosures), or (b) the value of which is determined by reference to Level 3 Inputs (within the meaning of Topic ASC 820).

“NRSRO” means any of DBRS, Inc., Fitch Ratings, Inc., Kroll Bond Rating Agency, Inc., Moody's Investors Service, Inc. or S&P Global Ratings, a division of S&P Global, or any of their successors at law.

“Rating Agency” means each NRSRO then providing a rating for Senior Securities.

“Rating Agency Discount Factor” means the discount factors, if any, set forth in the Rating Agency Guidelines of each Rating Agency for use in calculating the Agency Discounted Value of the Company’s assets in connection with the Rating Agency’s rating of Senior Securities.

Exhibit A-1

“Rating Agency Guidelines” means the guidelines provided by each Rating Agency, as may be amended from time to time, in connection with such Rating Agency’s rating of Senior Securities.

1.3  Section 9.7(a) of the Note Purchase Agreement is hereby amended by deleting the words “as of the last day of each month” therein and replacing said words with “as of each Valuation Date”.

1.4 Section 9.11 of the Note Purchase Agreement is hereby amended by replacing such Section 9.11 in its entirety with the following:

Section 9.11. Maintenance of Status. The Company will remain a non-diversified, closed-end company registered with the SEC under the 1940 Act. The Company will also invest at least 80% of its Total Assets in the securities of energy companies and infrastructure companies (as more fully described in the Company’s investment policies as in effect on November 5, 2020).

1.5 The Note Purchase Agreement is hereby amended by adding a new section 10.7 thereto to read as follows:

Section 10.7. Level 3 Assets. The Company will not enter into an agreement to make Investments that are Level 3 Assets if, immediately after giving effect to such Investments on a pro forma basis, the aggregate value of all Level 3 Assets of the Company exceeds 30% of Total Assets. For the purpose of measuring compliance with this Section 10.7, the value of the assets shall be determined on the basis of values calculated as of a time within 48 hours (not including Saturdays and Sundays or holidays) next preceding the time of the date of determination.

1.6  Section 11(c) of the Note Purchase Agreement is hereby amended by amending and restating such subsection in its entirety:

(c) the Company defaults in the performance of or compliance with any term contained in Sections 7.1(d), 9.7, 9.8, 10.4(b), 10.4(c), 10.6, 10.7 and any Additional Covenant incorporated herein pursuant to Section 9.9, and such default is not remedied within 30 days; provided that in the case of any such default under Section 9.7, such 30-day period (the “Initial 30-Day Period”) shall be extended by an additional 10-day period (the “Extended 10-Day Period”) if the Company shall have given notice prior to the end of such Initial 30-Day Period of an optional prepayment of such principal amount of Notes pursuant to Section 8.2, the Existing Notes pursuant to Section 8.2 of the Existing Note Purchase Agreements and any other Senior Securities which, when consummated, shall be sufficient to cure such default); or

Exhibit A-2

Annex 1

Noteholders

Kayne Anderson NextGen Energy & Infrastructure, Inc. Series C Notes (4.00%)
48661E A#5
			Principal O/S
RC-21	Hare & Co., as Nominee for Chartis Specialty Insurance Company	AIG	$94,192.27
RC-20	Hare & Co., as Nominee for The Variable Annuity Life Insurance Company	AIG	$141,288.40
RC-24	Voya Insurance and Annuity Company	Apollo	$80,063.43
RC-14	C.M. Life Insurance Company	Barings	$360,000.00
RC-15	Gerlach & Co.	Barings	$180,000.00
RC-13	Massachusetts Mutual Life Insurance Company	Barings	$3,060,000.00
RC-22	SunLife Assurance Company of Canada	SunLife	$164,836.47
RC-23	SunLife Assurance Company of Canada	SunLife	$70,644.20
RC-17	ReliaStar Life Insurance Company	Voya	$148,352.82
RC-25	Reliastar Life Insurance Company	Voya	$82,418.24
RC-18	ReliaStar Life Insurance Company of New York	Voya	$11,774.03
RC-26	Voya Insurance and Annuity Company	Voya	$4,709.61
RC-19	Voya Retirement Insurance and Annuity Company	Voya	$25,902.87
RC-27	SunLife Assurance Company of Canada	SunLife	$164,836.47
RC-28	SunLife Assurance Company of Canada	SunLife	$70,644.20
RC-29	Gerlach & Co.	Barings	$180,000.00

Annex 1-1